UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          9 February 2006
--------------------           ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       29
                                           ---------------------
Form 13F Information Table Value Total:                9,360,406
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 09/30/05

                                     TITLE                   VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER              OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------        --------      -----     --------  ---------  --- ---- -------  --------  ------  -------- ------
AMAZON.COM INC                   COMMON STOCK    023135106   380881     8078073   SH      SOLE              8078073
AMERICAN EXPRESS COMPANY         COMMON STOCK    025816109   651730    12664779   SH      SOLE             12664779
AMGEN CORP                       COMMON STOCK    031162100   651227     8258020   SH      SOLE              8258020
APPLE COMPUTER INC               COMMON STOCK    037833100   182379     2536914   SH      SOLE              2536914
DELL INC                         COMMON STOCK    24702R101   404183    13477261   SH      SOLE             13477261
WALT DISNEY CO HOLDING CO        COMMON STOCK    254687106   335359    13990785   SH      SOLE             13990785
ELECTRONIC ARTS                  COMMON STOCK    285512109    52419     1002080   SH      SOLE              1002080
GENERAL ELECTRIC CO              COMMON STOCK    369604103   579071    16521273   SH      SOLE             16521273
HSBC HOLDINGS PLC                COMMON STOCK    404280406     6414       79709   SH      SOLE                79709
HOME DEPOT INC                   COMMON STOCK    437076102   533217    13172350   SH      SOLE             13172350
INFOSYS TECHNOLOGIES LTD         COMMON STOCK    456788108     8636      106800   SH      SOLE               106800
JOHNSON & JOHNSON                COMMON STOCK    478160104   387778     6452216   SH      SOLE              6452216
KELLOGG CO                       COMMON STOCK    487836108   535959    12400724   SH      SOLE             12400724
MARRIOTT INTERNATIONAL INC NEW   COMMON STOCK    571903202   577063     8616741   SH      SOLE              8616741
MEDTRONIC INC                    COMMON STOCK    585055106    23904      415211   SH      SOLE               415211
MICROSOFT CORP                   COMMON STOCK    594918104   421350    16112820   SH      SOLE             16112820
NAVTEQ CORP                      COMMON STOCK    63936L100    20264      461900   SH      SOLE               461900
NORTHERN TRUST CORP              COMMON STOCK    665859104     7025      135562   SH      SOLE               135562
PEPSICO INC                      COMMON STOCK    713448108   463609     7847136   SH      SOLE              7847136
PROCTER & GAMBLE CO              COMMON STOCK    742718109   540547     9339097   SH      SOLE              9339097
QUALCOMM INC                     COMMON STOCK    747525103   559668    12991372   SH      SOLE             12991372
CHARLES SCHWAB CORP NEW          COMMON STOCK    808513105   487771    33249529   SH      SOLE             33249529
STARBUCKS CORP                   COMMON STOCK    855244109     3400      113302   SH      SOLE               113302
TARGET CORP                      COMMON STOCK    87612E106   692029    12589220   SH      SOLE             12589220
TIME WARNER INC                  COMMON STOCK    887317105   441017    25287700   SH      SOLE             25287700
WALGREEN CO                      COMMON STOCK    931422109    73041     1650277   SH      SOLE              1650277
WHOLE FOODS MARKET INC           COMMON STOCK    966837106     9262      119684   SH      SOLE               119684
WILLIAMS SONOMA INC              COMMON STOCK    969904101   326830     7574270   SH      SOLE              7574270
WM WRIGLEY JR CO                 COMMON STOCK    982526105     4373       65770   SH      SOLE                65770

                                                            9360406                       No. of Other Managers   0
